CASH AND CASH EQUIVALENT - Summary of Detailed Information About Cash And Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENT
Average repurchase operations remuneration rate	100.00%	100.00%